Subsequent events (Tables) - Acquisition of plasma centers from ImmunoTek GH, LLC.	12 Months Ended
Dec. 31, 2024
Subsequent events
Schedule of detailed information about business combination

	Thousand of	Thousand of US
	Euros	Dollar
Consideration paid	245,798	265,858
Step-up of net assets [1]	—	—
Goodwill	245,798	265,858
Adjustments from the acquisition [2]	(12,377)	(13,092)
Goodwill, net of adjustments	233,421	252,766

Business combination
Subsequent events
Schedule of detailed information about business combination

	Thousands of Euros	Thousands of US Dollar
Consideration	268,457	281,316
Advance payment	(133,601)	(140,000)
Net consideration	134,856	141,316
Step-up of net assets adquired[1]	—	—
Goodwill	268,457	281,316
Adjustments from acquisition [2]	(23,064)	(24,169)
Goodwill, net of adjustments	245,393	257,147

[1]There is no step-up of net of assets since the fair value and the carrying amount do no differ significantly. Additionally, the net assets were previously recognized in the consolidated financial statements as part of the joint operation.

[2]The adjustments resulting from the acquisition correspond mainly to the elimination of the net balance payable that the silos maintained with Immunotek. The net amount represents the accumulated losses from the silos, which were allocated to Immunotek in accordance with the terms of the contract (see note 10).